United
                    Municipal
                    Bond Fund,
                    Inc.

                    SEMIANNUAL
                    REPORT
                    ---------------------------------------
                    For the six months ended March 31, 1997

This report is submitted for the general information of the shareholders of United Municipal Bond Fund, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the United Municipal Bond Fund, Inc. current prospectus.

PRESIDENT'S LETTER
MARCH 31, 1997



Dear Shareholder:

     As President of your Fund, I would like to thank you for your continued confidence in our products and services. Our goal to provide the best service possible to our shareholders has not changed since we opened our doors nearly 60 years ago. Waddell & Reed's team of professionals, including the Fund's manager, our customer service representatives and your personal account representative continue to strive to meet your financial needs.

     Waddell & Reed plays a special role in the investment industry. We take pride in being one of the few financial services firms committed to locally based account representatives who provide the personal service you need. When you're ready to evaluate your financial plan to keep up with life's changes, or to find an answer to a financial question that you may have, your representative is ready to assist you--when you need it. He or she is available to help you plan for your retirement, fund a child's education or make plans for other long-term financial goals.

     All of us are committed to helping you meet the financial goals that are important to you. This is accomplished by our offering investment products to meet a variety of personal financial objectives, along with the personal service to make the investment process more convenient and accessible.

     We want to continue to meet your financial needs for many years to come. Should you have any questions about your account or other financial issues that are important to you, contact your personal account representative or your local Waddell & Reed office. They're ready to help you make the most of your financial future.

Respectfully,
Keith A. Tucker
President

SHAREHOLDER SUMMARY
--------------------------------------------------------------
United Municipal Bond Fund, Inc.

PORTFOLIO STRATEGY:
Minimum 80% investment     OBJECTIVE:   Income not subject to Federal
quality Municipal Bonds                 income taxation. (Income may be
                                        subject to state and local taxes
Maximum 10% Non-Municipal               and a portion may be subject to
Bond Debt Securities                    Federal taxes, including
                                        alternative minimum tax.)
May own 25% or more
Industrial Revenue Bonds    STRATEGY:   Invests in municipal bonds
                                        (debt securities the interest on which
                                        is generally exempt from Federal income
                                        tax).   (May invest in certain futures.)

                             FOUNDED:   1976

        SCHEDULED DIVIDEND FREQUENCY:   MONTHLY

PERFORMANCE SUMMARY -- Class A Shares

             PER SHARE DATA
For the Six Months Ended March 31, 1997
---------------------------------------
DIVIDENDS PAID                   $0.19
                                 =====

CAPITAL GAINS DISTRIBUTION       $0.16
                                 =====

NET ASSET VALUE ON
   3/31/97  $7.19 adjusted to:   $7.35  (A)
   9/30/96                        7.32
                                 -----
CHANGE PER SHARE                  0.03
                                 =====

 (A) This number includes the capital gains distribution of $0.16 paid in December 1996 added to the actual net asset value on March 31, 1997.

Past performance is not necessarily indicative of future results.



                              TOTAL RETURN HISTORY

                                            Average Annual Total Return
                                            ---------------------------
                                                With         Without
Period                                      Sales Load*    Sales Load**
------                                      -----------    -----------
1-year period ended 3-31-97                      1.83%          6.35%
5-year period ended 3-31-97                      6.98%          7.91%
10-year period ended 3-31-97                     7.44%          7.90%

Performance data quoted represents past performance and is based on deduction of 4.25% sales load on the initial purchase in each of the three periods.

Performance data quoted in this column represents past performance without taking into account the sales load deducted on an initial purchase.

Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On March 31, 1997, United Municipal Bond Fund, Inc. had net assets totaling $943,089,937 invested in a diversified portfolio.

As a shareholder of United Municipal Bond Fund, Inc., for every $100 you had invested on March 31, 1997, your Fund owned:

 $19.34  Airport Revenue Bonds
  14.84  Public Power Revenue Bonds
   8.33  Student Loan Bonds
   7.62  Hospital Revenue Bonds
   7.09  Industrial Revenue/Pollution Control Revenue Bonds
   6.89  Housing Revenue Bonds
   6.80  Other Municipal Bonds
   5.76  Derivative Bonds
   5.57  Water and Sewer Revenue Bonds
   4.24  Cash and Cash Equivalents
   4.05  Adjustable Rate Bonds
   3.43  Resource Recovery Bonds
   3.12  Electric Utility Revenue Bonds
   2.92  Lease/Certificates of Participation Bonds








                    1997 TAX YEAR TAXABLE EQUIVALENT YIELDS*
---------------------------------------------------------------------------
If your Taxable Income is:
                                    Your         Equivalent
                                  Marginal    Tax Free Yields
   Joint               Single        Tax  -----------------------
   return              Return    Bracket Is  5%    6%    7%    8%

$      0- 41,200  $      0- 24,650          15%  5.88  7.06  8.24  9.41

$ 41,201- 99,600  $ 24,651- 59,750          28%  6.94  8.33  9.72 11.11

$ 99,601-151,750  $ 59,751-124,650          31%  7.25  8.70 10.14 11.59

$151,751-271,050  $124,651-271,050          36%  7.81  9.38 10.94 12.50

$271,051 and above$271,051 and above      39.6%  8.28  9.93 11.59 13.25

Above table is for illustration only and does not represent the actual performance of United Municipal Bond Fund, Inc.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
MARCH 31, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS
ALABAMA - 0.64%
 The Industrial Development Board of the
   Town of Camden (Alabama), Pollution
   Control Facilities Revenue Refunding
   Bonds, Series 1990-A (MacMillan
   Bloedel Project),
   7.75%, 5-1-2009 .......................   $ 5,655   $  6,050,850

ALASKA - 0.71%
 City of Valdez, Alaska, Marine Terminal
   Revenue Refunding Bonds (Sohio Pipe Line
   Company Project), Series 1985,
   7.125%, 12-1-2025 .....................     2,500      2,690,625
 Alaska Industrial Development and Export
   Authority, Revolving Fund Bonds,
   Series 1997A,
   5.9%, 4-1-2017 ........................     2,500      2,437,500
 Alaska Housing Finance Corporation,
   General Housing Purpose Bonds, 1994
   Series A (Refunding/Non-AMT),
   5.0%, 12-1-2008 .......................     1,640      1,566,200
   Total .................................                6,694,325

ARIZONA - 0.65%
 Arizona Educational Loan Marketing
   Corporation, Educational Loan Revenue
   Bonds, Junior Subordinate Series 1993,
   6.3%, 12-1-2008 .......................     3,155      3,214,156
 The Industrial Development Authority
   of the City of Tucson, Arizona,
   Multifamily Housing Revenue Bonds,
   Series 1985 (HSL La Cholla Project),
   Adjustable Rate Bond,
   3.65%, 12-1-2014.......................     2,950      2,950,000
   Total .................................                6,164,156

ARKANSAS - 0.79%
 City of Blytheville, Arkansas, Solid Waste
   Recycling and Sewage Treatment Revenue
   Bonds (Nucor Corporation Project):
   Series 1993,
   6.375%, 1-1-2023 ......................     3,425      3,514,906
   Series 1992,
   6.9%, 12-1-2021 .......................     2,000      2,110,000


                See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
MARCH 31, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
ARKANSAS (Continued)
 Arkansas Development Finance Authority,
   Single Family Mortgage Revenue Bonds
   (Access Program), 1995 Series F,
   7.45%, 1-1-2027 .......................   $ 1,710   $  1,842,525
   Total .................................                7,467,431

CALIFORNIA - 8.36%
 Southern California Public Power Authority:
   Palo Verde Project, Power Project
   Revenue Bonds, 1993 Subordinate Refunding
   Series, Auction-Based/Inverse Floater,
   5.35%, 7-1-2012 .......................    10,000      9,475,000
   Multiple Project Revenue Bonds, 1989 Series,
   6.75%, 7-1-2012 .......................     3,455      3,800,500
   Mead-Adelanto Project Revenue Bonds,
   1994 Series A, Linked Inverse Floating
   Rate Security,
   5.15%, 7-1-2015 .......................     2,800      2,569,000
   Mead-Phoenix Project Revenue Bonds,
   1994 Series A, Linked Inverse Floating
   Rate Security,
   5.15%, 7-1-2015 .......................     1,600      1,460,000
 Transmission Agency of Northern California,
   California-Oregon Transmission Project
   Revenue Bonds, 1990 Series A,
   7.0%, 5-1-2013 ........................    12,000     13,905,000
 County of San Bernardino, California,
   Certificates of Participation (1992 Justice
   Center/Airport Improvements Refunding
   Project), Inland Empire Public Facilities
   Corporation, Short/RITES Certificates,
   7.09%, 7-1-2016 (A) ...................     9,500      9,048,750
 Stanislaus Waste-To-Energy Financing
   Agency, Solid Waste Facility Refunding
   Revenue Certificates (Ogden Martin Systems
   of Stanislaus, Inc. Project), Series 1990:
   7.625%, 1-1-2010 ......................     5,595      5,951,681
   7.5%, 1-1-2005 ........................     2,470      2,615,112
 Imperial Irrigation District,
   1993 Refunding Certificates of
   Participation (1990 Electric
   System Project),
   5.2%, 11-1-2009 .......................     8,500      8,372,500


                See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
MARCH 31, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
CALIFORNIA (Continued)
 California Health Facilities Financing
   Authority, Hospital Revenue Bonds (Downey
   Community Hospital), Series 1993,
   5.625%, 5-15-2008 .....................   $ 6,000     $5,902,500
 California Statewide Communities Development
   Authority, Hospital Revenue Certificates
   of Participation, Cedars-Sinai Medical Center,
   Series 1992,
   6.5%, 8-1-2012 ........................     5,200      5,531,500
 Student Education Loan Marketing Corporation,
   Student Loan Program Revenue Bonds, Junior
   Subordinate Series 111-D-1 Bonds,
   6.7%, 7-1-2008 ........................     3,500      3,438,750
 Sacramento Municipal Utility District,
   Electric Revenue Refunding Bonds,
   1993 Series G,
   6.5%, 9-1-2013 ........................     2,500      2,753,125
 Intermodal Container Transfer Facility,
   Joint Powers Authority, Intermodal
   Container Transfer Facility Refunding
   Revenue Bonds, 1989 Series A,
   7.7%, 11-1-2014 .......................     2,000      2,077,680
 California Rural Home Mortgage Finance
   Authority, Single Family Mortgage
   Revenue Bonds (Mortgage-Backed Securities
   Program), 1995 Series B,
   7.75%, 9-1-2026 .......................     1,685      1,918,794
   Total .................................               78,819,892

COLORADO - 10.77%
 City and County of Denver, Colorado,
   Airport System Revenue Bonds:
   Series 1991D:
   7.75%, 11-15-2013 .....................    11,905     14,256,238
   7.0%, 11-15-2025 ......................     6,000      6,217,500
   Series 1992C,
   6.75%, 11-15-2013 .....................    11,410     11,909,188
   Series 1992B,
   7.25%, 11-15-2023 .....................     2,500      2,693,750
   Series 1994A,
   7.5%, 11-15-2023 ......................     2,000      2,190,000

                See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
MARCH 31, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
COLORADO (Continued)
 City and County of Denver, Colorado, Special
   Facilities Airport Revenue Bonds (United
   Air Lines Project), Series 1992A,
   6.875%, 10-1-2032 .....................   $28,700   $ 29,345,750
 Colorado Housing and Finance Authority:
   Single Family Program Senior Bonds:
   1995 Series A,
   8.0%, 6-1-2025 ........................     4,105      4,587,337
   1995 Series D-1,
   7.375%, 6-1-2026 ......................     4,035      4,438,500
   1996 Series A-1,
   7.4%, 11-1-2027 .......................     3,750      4,139,063
   1995 Series C-1,
   7.65%, 12-1-2025 ......................     2,560      2,825,600
   1995 Series B-1,
   7.9%, 12-1-2025 .......................     1,170      1,300,162
   Single Family Program Senior and Subordinate
   Bonds:
   1996 Series B-1,
   7.65%, 11-1-2026 ......................     2,750      3,066,250
   1997 Series A-2,
   7.25%, 5-1-2027 .......................     2,000      2,167,500
   1996 Series C-1,
   7.55%, 11-1-2027 ......................     1,580      1,724,175
 Colorado Student Obligation Bond Authority,
   Student Loan Asset-Backed Obligations,
   Senior Subordinate, 1995 Series II-B,
   6.2%, 12-1-2008 .......................     8,000      7,960,000
 City of Colorado Springs, Colorado,
   Utilities System Refunding Revenue Bonds,
   Series 1991A,
   6.5%, 11-15-2015 ......................     1,500      1,608,750
 Douglas County, Colorado, Certificates of
   Participation, Series 1996,
   5.6%, 11-1-2011 .......................     1,105      1,117,431
   Total .................................              101,547,194


                See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
MARCH 31, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
CONNECTICUT - 2.02%
 Bristol Resources Recovery Facility,
   Operating Committee, Solid Waste Revenue
   Refunding Bonds (Ogden Martin Systems of
   Bristol, Inc. Project--1995 Series),
   6.5%, 7-1-2014 ........................   $ 7,000   $  7,271,250
 Eastern Connecticut Resource Recovery
   Authority, Solid Waste Revenue Bonds
   (Wheelabrator Lisbon Project),
   Series 1993A,
   5.5%, 1-1-2014 ........................     6,750      6,269,063
 Connecticut Development Authority,
   Adjustable Rate Pollution Control Revenue
   Bonds (New England Power Company Project--
   1985 Series),
   7.25%, 10-15-2015 .....................     5,200      5,531,500
   Total .................................               19,071,813

FLORIDA - 1.54%
 Escambia County, Florida, Pollution Control
   Revenue Bonds (Champion International
   Corporation Project), Series 1994,
   6.9%, 8-1-2022 ........................     9,000      9,405,000
 Manatee County, Florida, Public Utilities
   Revenue Refunding Bonds, Series 1993 A,
   5.0%, 10-1-2013 .......................     5,000      4,650,000
 City of Atlantic Beach, Florida, Variable
   Rate Demand, Improvement and Refunding
   Revenue Bonds, Series 1994B (Fleet
   Landing Project),
   3.9%, 10-1-2024 .......................       500        500,000
   Total .................................               14,555,000


                See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
MARCH 31, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value
MUNICIPAL BONDS (Continued)
GEORGIA - 3.43%
 Municipal Electric Authority of Georgia:
   Project One Special Obligation Bonds,
   Fifth Crossover Series,
   6.4%, 1-1-2013 ........................   $15,500   $ 16,895,000
   General Power Revenue Bonds,
   1992B Series,
   8.25%, 1-1-2011 .......................     8,700     11,027,250
 Development Authority of Burke County
   (Georgia), Pollution Control Revenue Bonds
   (Georgia Power Company Plant Vogtle
   Project), Sixth Series 1994,
   6.375%, 8-1-2024 ......................     4,300      4,455,875
   Total .................................               32,378,125

HAWAII - 2.39%
 State of Hawaii, Airports System Revenue
   Bonds, Second Series of 1991,
   6.9%, 7-1-2012 ........................    20,195     22,492,181

IDAHO - 0.68%
 Idaho Health Facilities Authority, Hospital
   Revenue Refunding Bonds, Series 1992
   (IHC Hospitals, Inc.), Indexed Inverse
   Floating/Fixed Term Bonds,
   8.49%, 2-15-2021 (B) ..................     6,000      6,397,500

ILLINOIS - 3.76%
 City of Chicago, Chicago-O'Hare
   International Airport:
   General Airport Second Lien Revenue
   Refunding Bonds, 1993 Series C:
   5.0%, 1-1-2011 ........................     5,590      5,247,612
   5.0%, 1-1-2010 ........................     3,000      2,850,000
   Special Facility Revenue
   Bonds, American Airlines,
   Inc. Project,
   7.875%, 11-1-2025 .....................     7,250      7,739,375
   Special Facility Revenue Bonds (United
   Air Lines, Inc. Project):
   Series 1984C,
   8.2%, 5-1-2018 ........................     5,115      5,492,231
   Series 1988A,
   8.4%, 5-1-2018 ........................     5,000      5,387,500
   General Airport Revenue Refunding
   Bonds, 1993 Series A,
   5.0%, 1-1-2012 ........................     3,000      2,786,250

                See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
MARCH 31, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
ILLINOIS (Continued)
 Illinois Health Facilities Authority
   (Lutheran General HealthSystem),
   Indexed Inverse Floating Rate
   Revenue Bonds, Series 1993B,
   7.16%, 4-1-2014 (C) ...................   $ 4,100   $  4,320,375
 City of Peoria, City of Moline and City
   of Freeport, Illinois, Collateralized
   Single Family Mortgage Revenue Bonds,
   Series 1995-A,
   7.6%, 4-1-2027 ........................     1,490      1,612,925
   Total .................................               35,436,268

INDIANA - 2.72%
 Indiana State Office Building Commission,
   Capitol Complex Revenue Bonds:
   Series 1990B (State Office Building
   I Facility),
   7.4%, 7-1-2015 ........................     8,000      9,480,000
   Series 1990A (Senate Avenue Parking Facility),
   7.4%, 7-1-2015 ........................     4,775      5,658,375
 Indiana Transportation Finance Authority,
   Highway Revenue Bonds, Series 1990A,
   7.25%, 6-1-2015 .......................     9,000     10,496,250
   Total .................................               25,634,625

KENTUCKY - 0.67%
 Kentucky Economic Development Finance
   Authority, Hospital Revenue Bonds,
   Baptist Healthcare System Issue,
   Series 1994,
   5.0%, 8-15-2015 .......................     4,650      4,208,250
 Kenton County Airport Board (Commonwealth
   of Kentucky), Special Facilities Revenue
   Bonds, 1992 Series A (Delta Air Lines,
   Inc. Project),
   7.5%, 2-1-2012 ........................     2,000      2,137,500
   Total .................................                6,345,750

LOUISIANA - 1.98%
 Memorial Hospital Service District of the
   Parish of Calcasieu, State of Louisiana,
   Hospital Revenue Bonds (Lake Charles
   Memorial Hospital Project), Series 1993,
   Adjustable Rate Bond,
   4.85%, 12-1-2018 ......................    12,335     12,335,000


                See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
MARCH 31, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
LOUISIANA (Continued)
 Parish of Jefferson Home Mortgage Authority,
   Tax-Exempt Agency Mortgage-Backed
   Securities, Series 1994A,
   7.55%, 12-1-2026 ......................   $ 5,495   $  6,312,381
   Total .................................               18,647,381

MAINE - 0.30%
 Maine Educational Loan Marketing Corporation,
   Student Loan Revenue Refunding Bonds,
   Series 1991A,
   6.9%, 11-1-2003 .......................     2,710      2,838,725

MASSACHUSETTS - 1.97%
 The New England Education Loan Marketing
   Corporation, Student Loan Refunding Bonds,
   1993 Series A (Nellie Mae),
   5.7%, 7-1-2005 ........................     7,550      7,587,750
 Massachusetts Municipal Wholesale Electric
   Company, A Public Corporation of the
   Commonwealth of Massachusetts, Power
   Supply System Revenue Bonds, Linked
   PARS and INFLOS,
   5.45%, 7-1-2018 .......................     5,000      4,637,500
 Massachusetts Health and Educational
   Facilities Authority, Revenue Bonds,
   New England Deaconess Hospital Issue,
   Series C,
   7.2%, 4-1-2022 ........................     2,500      2,687,500
 Massachusetts State College Building
   Authority, Project and Refunding
   Revenue Bonds, Senior Series 1994-A,
   7.5%, 5-1-2014 ........................     1,750      2,115,312
 Boston Water and Sewer Commission,
   General Revenue Bonds, 1992 Series A
   (Senior Series),
   5.75%, 11-1-2013 ......................     1,575      1,584,844
   Total .................................               18,612,906

                See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
MARCH 31, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
MICHIGAN - 2.20%
 Michigan Strategic Fund, Limited Obligation
   Refunding Revenue Bonds (The Detroit Edison
   Company Pollution Control Bonds Project),
   Collateralized Series 1991 AA,
   6.95%, 5-1-2011 .......................   $ 8,000   $  9,140,000
 Michigan State Hospital Finance Authority:
   Hospital Revenue Refunding Bonds
   (McLaren Obligated Group),
   Series 1993A,
   5.375%, 10-15-2013 ....................     2,250      2,106,562
   Hospital Revenue and Refunding Bonds
   (Bay Medical Center), Series 1997A,
   5.375%, 7-1-2011 ......................     2,190      2,099,663
   Hospital Revenue Bonds (Holland Community
   Hospital), Series 1993,
   5.25%, 1-1-2010 .......................     1,200      1,125,000
 The Economic Development Corporation of
   Dickinson County (Michigan), Solid Waste
   Disposal Refunding Revenue Bonds
   (Champion International Corporation Project),
   Series 1989,
   6.55%, 3-1-2007 .......................     3,000      3,127,500
 School District of the City of Detroit,
   Wayne County, Michigan, School Building
   and Site Improvement and Refunding Bonds
   (Unlimited Tax General Obligation),
   Series 1993,
   5.0%, 5-1-2011 ........................     1,885      1,753,050
 Charter County of Wayne, Michigan, Detroit
   Metropolitan Wayne County Airport, Airport
   Revenue Bonds, Subordinate Lien,
   Series 1993B,
   5.25%, 12-1-2013 ......................     1,500      1,395,000
   Total .................................               20,746,775

MINNESOTA - 1.14%
 City of Minneapolis, Minnesota and
   Housing and Redevelopment Authority of the
   City of Saint Paul, Minnesota, Health Care
   Revenue Bonds (Children's Health Care),
   3.85%, 8-15-2025 ......................   $ 6,020   $  6,020,000

                See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
MARCH 31, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
MINNESOTA (Continued)
 City of Rochester, Minnesota, Health
   Care Facilities Revenue Bonds (Mayo
   Foundation/Mayo Medical Center),
   Series 1992D, Indexed Inverse
   Floating/Fixed Term Bonds,
   7.91%, 11-5-2009 (D) ..................     4,500      4,753,125
   Total .................................               10,773,125

MISSISSIPPI - 2.18%
 Lowndes County, Mississippi, Solid Waste
   Disposal and Pollution Control
   Refunding Revenue Bonds (Weyerhaeuser
   Company Project), Series 1992B, Indexed
   Inverse Floating/Fixed Term Bonds,
   8.49%, 4-1-2022 (E) ...................    11,000     11,948,750
 Mississippi Higher Education Assistance
   Corporation, Student Loan Revenue Bonds,
   Subordinate Series 1996-C:
   6.75%, 9-1-2014 .......................     5,500      5,534,375
   6.7%, 9-1-2012 ........................     1,470      1,479,188
 Mississippi Home Corporation, Single Family
   Mortgage Revenue Bonds, Series 1996F (AMT),
   6.0%, 12-1-2027 .......................     1,500      1,608,750
   Total .................................               20,571,063

MISSOURI - 3.08%
 Health Facilities Revenue Bonds
   (Barnes-Jewish, Inc./Christian Health
   Services), Series 1993A:
   6.0%, 5-15-2011 .......................     3,000      3,101,250
   5.25%, 5-15-2014 ......................     2,900      2,762,250
 Missouri Housing Development Commission,
   Single Family Mortgage Revenue Bonds
   (Homeownership Loan Program):
   1995 Series C,
   7.25%, 9-1-2026 .......................     2,985      3,276,038
   1996 Series C,
   7.45%, 9-1-2027 .......................     1,680      1,856,400
 Variable Rate Demand Certificates of
   Participation in Boatmen's St. Louis,
   Grantor Trust # 1, Series 1996A, ,
   3.6%, 6-30-2001 .......................     5,000      5,000,000
 Health and Educational Facilities Authority
   of the State of Missouri, Health Facilities
   Revenue Bonds (BJC Health System),
   Series 1994A,
   6.75%, 5-15-2012 ......................     4,000      4,470,000
                See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
MARCH 31, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value
MUNICIPAL BONDS (Continued)
MISSOURI (Continued)
 Health and Educational Facilities Authority
   of the State of Missouri, Variable Rate
   Demand Health Facilities Revenue Bonds
   (Bethesda Barclay House), Series 1996A,
   3.95%, 8-15-2026 ......................   $ 4,400   $  4,400,000
 The Industrial Development Authority of the
   County of Jackson, State of Missouri,
   Variable Rate Demand, Recreational Facilities
   Revenue Bonds (YMCA of Greater Kansas City
   Project), Series 1996A,
   3.95%, 11-1-2016 ......................     2,750      2,750,000
 Missouri Higher Education Loan Authority
   (A Public Instrumentality and Body
   Corporate and Politic of the State of
   Missouri), Student Loan Revenue Bonds,
   Subordinate Series 1994A,
   5.45%, 2-15-2009 ......................     1,500      1,428,750
   Total .................................               29,044,688

NEBRASKA - 1.67%
 Nebraska Higher Education Loan Program,
   Inc., 1993-2 Series A-6 Junior
   Subordinate Bonds,
   6.4%, 6-1-2013 ........................    14,500     15,714,375

NEVADA - 0.66%
 Washoe County, Nevada, Variable Rate Demand
   Water Facilities, Revenue Bonds (Sierra
   Pacific Power Company Project),
   Series 1987,
   6.65%, 6-1-2017 .......................     5,000      5,243,750
 Nevada Housing Division, Single Family
   Mortgage Bonds, 1996 Series C
   Subordinate Bonds,
   6.35%, 4-1-2009 .......................     1,000      1,013,750
   Total .................................                6,257,500

NEW HAMPSHIRE - 0.46%
 The Industrial Development Authority of
   The State of New Hampshire, Pollution
   Control Revenue Bonds (The Connecticut
   Light and Power Company Project),
   Series 1989,
   7.375%, 12-1-2019 .....................     4,000      4,305,000

                See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
MARCH 31, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value
MUNICIPAL BONDS (Continued)
NEW JERSEY - 2.03%
 The Union County Utilities Authority
   (New Jersey), Solid Waste System Revenue
   Bonds, 1991 Series A:
   6.95%, 6-15-2003 ......................   $ 9,000   $  9,202,500
   7.15%, 6-15-2009 ......................     1,000      1,025,000
 The Hudson County Improvement Authority,
   Essential Purpose Pooled Governmental
   Loan Program Bonds, Series 1986,
   7.6%, 8-1-2025 ........................     5,170      5,641,763
 Middlesex County Utilities Authority,
   Sewer Revenue Refunding Bonds, Series
   1992A, Indexed Inverse Floating/Fixed
   Term Bonds,
   7.5%, 8-15-2010 (F) ...................     3,000      3,228,750
   Total .................................               19,098,013

NEW MEXICO - 3.78%
 City of Albuquerque, New Mexico, Governmental
   Purpose Airport Refunding Revenue Bonds,
   Series 1989,
   6.5%, 7-1-2019 ........................    15,350     15,419,535
 New Mexico Educational Assistance
   Foundation, Student Loan Program Bonds:
   First Subordinate 1995 Series A-2:
   5.95%, 11-1-2007 ......................     3,005      2,959,925
   5.85%, 11-1-2006 ......................     1,745      1,701,375
   5.5%, 11-1-2003 .......................     1,255      1,298,925
   First Subordinate 1996 Series A-2,
   6.2%, 11-1-2008 .......................     2,210      2,190,663
   Second Subordinate 1996 Series A-3,
   6.75%, 11-1-2008 ......................     2,175      2,155,969
   Second Subordinate 1995 Series A-3,
   6.6%, 11-1-2010 .......................     1,500      1,468,125
 New Mexico Educational Assistance
   Foundation, Student Loan Purchase Bonds:
   Senior 1995 Series IV-A1,
   7.05%, 3-1-2010 .......................     6,485      6,817,356
   First Subordinate 1994 Series II-B (AMT),
   5.75%, 12-1-2008 ......................     1,700      1,655,375
   Total .................................               35,667,248


                See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
MARCH 31, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
NEW YORK - 8.48%
 New York State Environmental Facilities
   Corporation, State Water Pollution
   Control, Revolving Fund Revenue Bonds,
   Series 1994 A (New York City Municipal
   Water Finance Authority Project),
   (Second Resolution Bonds):
   5.75%, 6-15-2012 ......................   $10,000   $ 10,187,500
   5.75%, 6-15-2011 ......................     5,000      5,131,250
 The City of New York, General Obligation
   Bonds, Fiscal 1994 Series C Inverse
   Floater,
   8.0%, 9-30-2003 .......................    13,000     14,608,750
 New York City Municipal Water Finance
   Authority, Water and Sewer System
   Revenue Bonds, Fiscal 1993 Series A,
   6.0%, 6-15-2010 .......................    12,000     12,555,000
 New York State Medical Care Facilities
   Finance Agency, Mental Health Services
   Facilities Improvement Revenue Bonds,
   1993 Series F Refunding,
   5.375%, 2-15-2014 .....................    12,000     11,400,000
 Housing New York Corporation, Senior
   Revenue Refunding Bonds, Series 1993,
   5.0%, 11-1-2013 .......................     6,600      5,997,750
 Dormitory Authority of the State of New York:
   State University Educational
   Facilities, Revenue Bonds,
   Series 1990B,
   7.5%, 5-15-2011 .......................     2,000      2,315,000
   Department of Health of the State of
   New York, Revenue Bonds, Series 1996,
   5.5%, 7-1-2010 ........................     2,000      1,922,500
   Nyack Hospital, Revenue Bonds, Series 1996,
   6.25%, 7-1-2013 .......................     1,000      1,005,000
 New York State Thruway Authority, Highway
   and Bridge Trust Fund Bonds, Series 1997A,
   5.25%, 4-1-2014 .......................     5,000      4,756,250
 Municipal Assistance Corporation for the
   City of New York (A Public Benefit
   Corporation of the State of New York),
   Series E Bonds,
   5.2%, 7-1-2008 ........................     4,000      3,970,000
 New York State Urban Development Corporation,
   Correctional Capital Facilities Revenue Bonds,
   1993A, Refunding Series,
   5.25%, 1-1-2014 .......................     3,000      2,865,000

                See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
MARCH 31, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
NEW YORK (Continued)
 New York Local Government Assistance
   Corporation (A Public Benefit Corporation
   of the State of New York),
   Series 1993D Bonds,
   5.375%, 4-1-2014 ......................   $ 2,370   $  2,263,350
 New York City Industrial Development Agency,
   Amended and Restated Industrial Development
   Revenue Bonds (1991 Japan Airlines Company,
   Ltd. Project),
   6.0%, 11-1-2015 .......................     1,000      1,021,250
   Total .................................               79,998,600

NORTH CAROLINA - 2.64%
 North Carolina Eastern Municipal Power
   Agency, Power System Revenue Bonds,
   Refunding Series 1993 B,
   7.0%, 1-1-2008 ........................    19,000     20,638,750
 The Martin County Industrial Facilities
   and Pollution Control Financing Authority
   (North Carolina), Solid Waste Disposal
   Revenue Bonds (Weyerhaeuser Company
   Project), Series 1994,
   6.8%, 5-1-2024 ........................     4,000      4,275,000
   Total .................................               24,913,750

NORTH DAKOTA - 0.54%
 City of Fargo, North Dakota, Health System
   Revenue Bonds (Meritcare Obligated Group),
   Series 1996A,
   5.55%, 6-1-2016 .......................     5,350      5,136,000

OHIO - 1.66%
 County of Cuyahoga, Ohio, Hospital Revenue
   Bonds, Series 1990 (Meridia Health System),
   7.25%, 8-15-2019 ......................     4,980      5,260,125
 State of Ohio, Pollution Control Revenue
   Refunding Bonds, Ohio Water Development
   Authority, 1989 Series A (Ohio Edison
   Company Project),
   7.625%, 7-1-2023 ......................     2,500      2,593,750
 The Student Loan Funding Corporation,
   Cincinnati, Ohio, Student Loan
   Subordinated Revenue Refunding Bonds,
   Series 1992B,
   6.75%, 1-1-2007 .......................     2,450      2,492,875

                See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
MARCH 31, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
OHIO (Continued)
 State of Ohio (OPFC), Mental Health Capital
   Facilities Bonds, Series II-1996A,
   4.5%, 12-1-2010 .......................   $ 2,350   $  2,115,000
 City of Moraine, Ohio, Solid Waste
   Disposal Revenue Bonds (General Motors
   Corporation Project), Series 1994,
   6.75%, 7-1-2014 .......................     1,550      1,706,938
 City of Dayton, Ohio, Special Facilities
   Revenue Refunding Bonds, 1993 Series E
   (Emery Air Freight Corporation and
   Emery Worldwide Airlines, Inc. -
   Guarantors), (Non-AMT),
   6.05%, 10-1-2009 ......................     1,500      1,513,125
   Total .................................               15,681,813

OKLAHOMA - 1.07%
 Oklahoma Housing Finance Agency, Single
   Family Mortgage Revenue Bonds
   (Homeownership Loan Program):
   1995 Series B, Subseries B-2 (AMT),
   7.625%, 9-1-2026 ......................     5,815      6,316,544
   1996 Series A,
   7.05%, 9-1-2026 .......................     1,000      1,081,250
 Trustees of the Tulsa Municipal Airport
   Trust, 1988 Adjustable Rate Revenue
   Obligations, American Airlines,
   7.375%, 12-1-2020 .....................     2,500      2,646,875
   Total .................................               10,044,669

OREGON - 0.16%
 State of Oregon, Housing and Community
   Services Department, Mortgage Revenue
   Bonds, Single-Family Mortgage Program,
   1992 Series C,
   5.5%, 7-1-2013 ........................     1,485      1,472,006

PENNSYLVANIA - 0.85%
 Pennsylvania Turnpike Commission,
   Pennsylvania Turnpike Revenue Bonds,
   Series N of 1991,
   6.5%, 12-1-2013 .......................     5,000      5,212,500


                See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
MARCH 31, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
PENNSYLVANIA (Continued)
 Delaware County Authority, Hospital Revenue
   Bonds, Series of 1992 (Riddle Memorial
   Hospital),
   6.5%, 1-1-2022 ........................   $ 2,800   $  2,838,500
   Total .................................                8,051,000

PUERTO RICO - 1.62%
 Puerto Rico Public Buildings Authority,
   Public Education and Health Facilities,
   Refunding Bonds, Series M,
   4.8%, 7-1-2016 ........................    12,000     11,025,000
 Puerto Rico Highway and Transportation
   Authority, Highway Revenue Bonds,
   Series W,
   3.875%, 7-1-2010 ......................     4,250      4,250,000
   Total .................................               15,275,000

SOUTH CAROLINA - 0.81%
 South Carolina State Education Assistance
   Authority, Guaranteed Student Loan
   Revenue and Refunding Bonds:
   1995 Series, Series C Subordinate Lien
   Refunding Bonds,
   6.0%, 9-1-2008 ........................     2,000      2,030,000
   1993 Series Subordinate Lien Bonds,
   5.55%, 9-1-2008 .......................     2,000      1,967,500
 Richland County, South Carolina, Solid
   Waste Disposal Facilities, Revenue Bonds
   (Union Camp Corporation Project),
   Series 1992A,
   6.75%, 5-1-2022 .......................     3,500      3,631,250
   Total .................................                7,628,750

TENNESSEE - 2.42%
 The Industrial Development Board of the
   County of McMinn, Pollution Control
   Facilities Revenue Bonds, Series 1991
   (Calhoun Newsprint Company Project -
   Bowater Incorporated Obligor), (the
   "Construction Bonds"),
   7.625%, 3-1-2016 ......................    10,000     10,650,000
 Tennessee Housing Development Agency,
   Homeownership Program Bonds, Issue T,
   7.375%, 7-1-2023 (G) ..................     4,665      4,851,600

                See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
MARCH 31, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
TENNESSEE (Continued)
 Memphis-Shelby County Airport Authority,
   Special Facilities Revenue Bonds,
   Refunding Series 1992 (Federal Express
   Corporation),
   6.75%, 9-1-2012 .......................   $ 4,475   $  4,704,344
 Volunteer State Student Funding Corporation,
   Educational Loan Revenue Bonds,
   Junior Subordinate Series 1993C Bonds,
   5.85%, 12-1-2008 ......................     2,700      2,612,250
   Total .................................               22,818,194

TEXAS - 7.66%
 Alliance Airport Authority, Inc.,
   Special Facilities Revenue Bonds:
   Series 1990 (American Airlines, Inc.
   Project),
   7.5%, 12-1-2029 .......................    15,000     15,956,250
   Series 1991 (American Airlines, Inc.
   Project),
   7.0%, 12-1-2011 .......................    13,100     14,279,000
 Dallas-Fort Worth International Airport,
   Facility Improvement Corporation, American
   Airlines, Inc. Revenue Bonds, Series 1990,
   7.5%, 11-1-2025 .......................     7,700      8,181,250
 City of Austin, Texas, Combined Utility
   Systems Revenue Refunding Bonds,
   Series 1996 A,
   5.125%, 5-15-2011 .....................     7,330      7,045,962
 Gulf Coast Waste Disposal Authority,
   Multi-Modal Interchangeable Rate Revenue
   Bonds (Champion International Corporation
   Project), Series 1992A,
   6.875%, 12-1-2028 .....................     6,000      6,180,000
 Sabine River Authority of Texas,
   Collateralized Pollution Control Revenue
   Bonds (Texas Utilities Electric Company
   Project), Series 1990,
   8.25%, 10-1-2020 ......................     5,140      5,647,575
 Lubbock Health Facilities Development
   Corporation, Hospital Revenue Bonds
   (Methodist Hospital, Lubbock, Texas
   Project), Series 1993B,
   6.75%, 12-1-2010 ......................     5,000      5,556,250

                See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
MARCH 31, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
TEXAS (Continued)
 Harris County Health Facilities Development
   Corporation, Hospital Revenue Bonds
   (Memorial Hospital System Project),
   Series 1989,
   6.5%, 6-1-2019 ........................   $ 4,500   $  4,764,375
 City of Houston, Texas, Airport System
   Special Facilities Revenue Bonds
   (Continental Airlines, Inc. Terminal
   Improvement Projects), Series 1997B,
   6.125%, 7-15-2017 .....................     2,850      2,746,688
 Harris County Industrial Development
   Corporation (Texas), Marine Terminal
   Revenue Refunding Bonds, Series 1992
   (GATX Terminals Corporation Project),
   6.95%, 2-1-2022 .......................     1,750      1,841,875
   Total .................................               72,199,225

UTAH - 0.46%
 Utah Water Finance Agency, Revenue Bonds
   (Pooled Loan Financing Program),
   Series 1997A,
   5.6%, 10-1-2017 .......................     4,500      4,325,625

VIRGINIA - 0.19%
 City of Chesapeake, Virginia, Water
   and Sewer System Revenue Refunding
   Bonds, Series of 1994,
   5.1%, 5-1-2014 ........................     2,000      1,822,500

WASHINGTON - 6.01%
 Washington Public Power Supply System:
   Nuclear Project No. 1, Refunding Revenue Bonds:
   Linked PARS and INFLOS, Series 1993A,
   5.75%, 7-1-2011 .......................    15,000     14,943,750
   Series 1989B,
   7.125%, 7-1-2016 ......................     8,200      9,245,500
   Nuclear Project No. 3, Refunding Revenue Bonds,
   Series 1989B,
   7.125%, 7-1-2016 ......................    20,750     23,395,625
 State of Washington, Various Purpose General
   Obligation Bonds, Series 1990A,
   6.75%, 2-1-2015 .......................     4,995      5,613,131

                See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF
UNITED MUNICIPAL BOND FUND, INC.
MARCH 31, 1997

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
WASHINGTON (Continued)
 Public Utility District No. 1 of Douglas
   County, Washington, Wells Hydroelectric
   Revenue Bonds, Series of 1965,
   3.7%, 9-1-2018 ........................   $ 4,200   $  3,496,500
   Total .................................               56,694,506

WEST VIRGINIA - 0.61%
 Braxton County, West Virginia, Solid Waste
   Disposal Revenue Bonds (Weyerhaeuser Company
   Project), Series 1995A,
   6.5%, 4-1-2025 ........................     3,500      3,618,125
 Mason County, West Virginia, Pollution
   Control Revenue Bonds (Appalachian Power
   Company Project), Series G,
   7.4%, 1-1-2014 ........................     2,000      2,142,500
   Total .................................                5,760,625

TOTAL MUNICIPAL BONDS - 95.76%                         $903,154,172
 (Cost: $874,547,211)

TOTAL SHORT-TERM SECURITIES - 2.99%                    $ 28,170,591
 (Cost: $28,170,591)

TOTAL INVESTMENT SECURITIES - 98.75%                   $931,324,763
 (Cost: $902,717,802)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.25%        11,765,174

NET ASSETS - 100.00%                                   $943,089,937

                See Notes to Schedule of Investments on page 23.

UNITED MUNICIPAL BOND FUND, INC.
MARCH 31, 1997


Notes to Schedule of Investments
(A) Coupon resets weekly based on the formula 10.55% less the Kenny S&P Index. Minimum coupon rate is 0%. On January 1, 1999, the rate becomes fixed at 5.50%.

(B) Coupon resets weekly based on the formula 11.95% less than Kenny S&P Index. Minimum coupon rate is 0%. On February 15, 1999, rate becomes fixed at 6.65%.

(C) Coupon resets weekly based on the formula 10.62% less than Kenny S&P Index. Minimum coupon rate is 0%. On April 1, 1998, rate becomes fixed at 6.25%.

(D) Coupon resets weekly based on the formula 11.37% less than PSA Municipal Swap Index. Minimum coupon rate is 0%. On November 15, 2000, rate becomes fixed at 6.15%.

(E) Coupon resets weekly based on the formula 11.95% less than Kenny S&P Index. Minimum coupon rate is 0%. On April 1, 1999, rate becomes fixed at 6.70%.

(F) Coupon resets weekly based on the formula 10.90% less than Bankers Trust Company TENR Index. Minimum coupon rate is 0%. On August 15, 1997, rate becomes fixed at 6.25%.

(G) This security serves as collateral for the following open futures contracts at March 31, 1997:

                    Number
                        Of         Expiration         Market
Type             Contracts               Date          Value
----             ---------         ----------         ------

Municipal
Bonds                  500            5-17-97    $53,609,375

Municipal
Bonds                  300            5-17-97     32,165,625
                                                 -----------
                                                 $85,775,000
                                                 ===========

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

UNITED MUNICIPAL BOND FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 1997

Assets
 Investment securities--at value
   (Notes 1 and 3) ...............................   $931,324,763
 Receivables:
   Interest ......................................     16,352,657
   Investment securities sold ....................     10,984,110
   Fund shares sold ..............................        352,876
 Prepaid insurance premium  ......................         24,256
 Variation margin receivable  ....................        125,000
                                                     ------------
    Total assets  ................................    959,163,662
                                                     ------------
Liabilities
 Payable for investment securities purchased  ....     12,359,200
 Payable for Fund shares redeemed  ...............      3,208,399
 Accrued service fee (Note 2)  ...................        257,795
 Due to Custodian  ...............................        154,231
 Accrued transfer agency and dividend
   disbursing (Note 2) ...........................         55,831
 Accrued management fee (Note 2)  ................         11,208
 Accrued accounting services fee (Note 2)  .......          7,083
 Other  ..........................................         19,978
                                                     ------------
    Total liabilities  ...........................     16,073,725
                                                     ------------
      Total net assets ...........................   $943,089,937
                                                     ============
Net Assets
 $1.00 par value capital stock, authorized --
   600,000,000; shares outstanding - 131,247,293
   Capital stock .................................   $131,247,293
   Additional paid-in capital ....................    777,986,281
 Accumulated undistributed income:
   Accumulated undistributed net investment
    income  ......................................        960,128
   Accumulated undistributed net realized gain on
    investment transactions  .....................      2,720,524
   Net unrealized appreciation in value of
    Investments  .................................     28,606,961
   Net unrealized appreciation in value of
    futures contracts  ...........................      1,568,750
                                                     ------------
    Net assets applicable to outstanding units
      of capital .................................   $943,089,937
                                                     ============
Net asset value per share (net assets divided by
 shares outstanding)  ............................          $7.19
                                                            =====


                       See notes to financial statements.

UNITED MUNICIPAL BOND FUND, INC.
STATEMENT OF OPERATIONS
For the Six Months Ended MARCH 31, 1997

Investment Income
 Interest and amortization (Note 1B)  ..............  $28,544,324
                                                      -----------
 Expenses (Note 2):
   Investment management fee .......................    2,105,931
   Service fee .....................................      686,604
   Transfer agency and dividend disbursing .........      355,890
   Accounting services fee .........................       43,750
   Custodian fees ..................................       20,382
   Audit fees ......................................       17,474
   Legal fees ......................................        7,429
   Other ...........................................      114,153
                                                      -----------
    Total expenses  ................................    3,351,613
                                                      -----------
      Net investment income ........................   25,192,711
                                                      -----------
Realized and Unrealized Gain (Loss) on
 Investments (Notes 1 and 3)
 Realized net gain on securities  ..................    5,316,454
 Realized net gain on put options purchased  .......    1,738,706
 Realized net gain on futures contracts closed  ....      271,875
                                                      -----------
   Net realized gain on investments ................    7,327,035
                                                      -----------
 Net unrealized depreciation in value of
   securities during the period ....................   (5,637,054)
 Unrealized appreciation on futures contracts open .    1,568,750
                                                      -----------
   Net unrealized depreciation in value of
    investments during the period...................  (4,068,304)
                                                      -----------
    Net gain on investments  .......................    3,258,731
                                                      -----------
      Net increase in net assets resulting
        from operations ............................  $28,451,442
                                                      ===========


                       See notes to financial statements.

UNITED MUNICIPAL BOND FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS

                                           For the         For the
                                          six months     fiscal year
                                             ended           ended
                                          March 31,      September 30,
                                             1997             1996
                                        ------------    --------------
Increase (Decrease) in Net Assets
 Operations:
   Net investment income..............  $ 25,192,711       $51,863,441
   Realized net gain on
    investments  .....................     7,327,035         28,285,767
   Unrealized depreciation ...........    (4,068,304)     (10,296,280)
                                        ------------     -------------
    Net increase in net assets
      resulting from operations ......    28,451,442        69,852,928
                                        ------------     -------------
 Dividends to shareholders (Note 1D):*
   From net investment income ........   (25,037,566)      (52,041,101)
   From realized gains on securities
    transactions  ....................   (20,844,579)       (6,890,412)
                                        ------------     -------------
                                         (45,882,145)      (58,931,513)
                                        ------------     -------------
 Capital share transactions:
   Proceeds from sale of shares
    (32,540,484 and 69,215,523
    shares, respectively)  ...........   238,043,872       507,068,546
   Proceeds from reinvestment of
    dividends and/or capital gains
    distribution (5,398,684 and
    6,577,962 shares, respectively)  .    39,098,512        48,186,696
   Payments for shares redeemed
    (42,808,272 and 74,246,333
    shares, respectively)  ...........  (313,560,406)     (544,346,793)
                                        ------------     -------------
    Net increase (decrease) in net
      assets resulting from capital
      share transactions .............   (36,418,022)        10,908,449
                                        ------------     -------------
      Total increase (decrease) ......   (53,848,725)       21,829,864
Net Assets
 Beginning of period  ................   996,938,662       975,108,798
                                        ------------     -------------
 End of period, including
   undistributed net investment
   income of $960,128 and
   $804,983, respectively ............  $943,089,937      $996,938,662
                                        ============     =============

                    *See "Financial Highlights" on page 27.
                       See notes to financial statements.

UNITED MUNICIPAL BOND FUND, INC.
FINANCIAL HIGHLIGHTS
For a Share of Capital Stock Outstanding
Throughout Each Period:
                  For the
                      six         For the fiscal year ended
                     months              September 30,
                     ended   ------------------------------------
                    3/31/97    1996   1995    1994   1993    1992
                    -------  ------ ------  ------ ------  ------
Net asset value,
 beginning of period  $7.32   $7.25  $6.91   $7.83  $7.40   $7.18
                      -----   -----  -----   -----  -----   -----
Income from investment
 operations:
 Net investment
   income...........    .19     .39    .39     .38    .41     .43
 Net realized and
   unrealized gain
   (loss) on
   investments......    .03     .12    .38   (0.67)   .65     .35
                      -----   -----  -----   -----  -----   -----
Total from investment
 operations ........    .22     .51    .77   (0.29)  1.06     .78
                      -----   -----  -----   -----  -----   -----
Less distributions:
 Dividends from net
   investment
   income...........  (0.19)  (0.39) (0.39)  (0.38) (0.40)  (0.43)
 Distribution from
   capital gains....  (0.16)  (0.05) (0.00)  (0.25) (0.23)  (0.13)
 Distribution in excess
   of capital gains.  (0.00)  (0.00) (0.04)  (0.00) (0.00)  (0.00)
                      -----   -----  -----   -----  -----   -----
Total distributions.  (0.35)  (0.44) (0.43)  (0.63) (0.63)  (0.56)
                      -----   -----  -----   -----  -----   -----
Net asset value,
 end of period .....  $7.19   $7.32  $7.25   $6.91  $7.83   $7.40
                      =====   =====  =====   =====  =====   =====
Total return*.......   3.01%   7.16% 11.51%  -3.91% 15.15%  11.41%
Net assets, end of
 period (000
 omitted)  .........$943,090$996,939$975,109$950,952$1,055,434$890,004
Ratio of expenses to
 average net assets    0.69%** 0.68%  0.65%   0.64%  0.56%   0.57%
Ratio of net investment
 income to average
 net assets ........   5.18%** 5.23%  5.51%   5.17%  5.38%   5.92%
Portfolio
 turnover rate .....  19.23%  74.97% 70.67%  62.61% 94.51% 125.44%

  *Total return calculated without taking into account the sales load deducted on an initial purchase.
**Annualized.

                       See notes to financial statements.

UNITED MUNICIPAL BOND FUND, INC.
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 1997

NOTE 1 -- Significant Accounting Policies

     United Municipal Bond Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to provide income not subject to Federal income taxation. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Security valuation -- Municipal bonds and the taxable obligations in the Fund's investment portfolio are not listed or traded on any securities exchange. Therefore, municipal bonds are valued using a pricing system provided by a pricing service or dealer in bonds. Short-term debt securities, whether taxable or nontaxable, are valued at amortized cost, which approximates market.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined by the Internal Revenue Code) and premiums on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Interest income is recorded on the accrual basis. See Note 3 -- Investment Security Transactions.

C. Federal income taxes -- The Fund intends to distribute all of its net investment income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. In addition, the Fund intends to meet requirements of the Internal Revenue Code which will permit it to pay dividends from net investment income, substantially all of which will be exempt from Federal income tax. See Note 4 -- Federal Income Tax Matters.

D. Dividends and distributions -- Dividends and distributions to shareholders are recorded by the Fund on the record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, net operating losses and expiring capital loss carryforwards.

E.   Futures -- See Note 5 -- Futures.

F.   Options -- See Note 6 -- Options.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Investment Management and Payments to Affiliated Persons

     The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee consists of two elements: (i) a "Specific" fee computed on net asset value as of the close of business each day at the annual rate of .03% of net assets and (ii) a "Group" fee computed each day on the combined net asset values of all of the funds in the United Group of mutual funds (approximately $15.0 billion of combined net assets at March 31, 1997) at annual rates of .51% of the first $750 million of combined net assets, .49% on that amount between $750 million and $1.5 billion, .47% between $1.5 billion and $2.25 billion, .45% between $2.25 billion and $3 billion, .43% between $3 billion and $3.75 billion, .40% between $3.75 billion and $7.5 billion, .38% between $7.5 billion and $12 billion, and
 .36% of that amount over $12 billion.  The Fund accrues and pays this fee daily.

     Pursuant to assignment of the Investment Management Agreement between the Fund and Waddell & Reed, Inc. ("W&R"), Waddell & Reed Investment Management Company ("WRIMCO"), a wholly-owned subsidiary of W&R, serves as the Fund's investment manager.

     The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly-owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level           Annual Fee
          (all dollars in millions) Rate for Each Level
          ------------------------- -------------------
           From $    0 to $   10          $      0
           From $   10 to $   25          $ 10,000
           From $   25 to $   50          $ 20,000
           From $   50 to $  100          $ 30,000
           From $  100 to $  200          $ 40,000
           From $  200 to $  350          $ 50,000
           From $  350 to $  550          $ 60,000
           From $  550 to $  750          $ 70,000
           From $  750 to $1,000          $ 85,000
                $1,000 and Over           $100,000

     The Fund also pays WARSCO a monthly per account charge for transfer agency and dividend disbursement services of $1.3125 for each shareholder account which was in existence at any time during the prior month, plus $0.30 for each account on which a dividend or distribution of cash or shares had a record date in that month. The Fund also reimburses W&R and WARSCO for certain out-of-pocket costs.

     As principal underwriter for the Fund's shares, W&R received gross sales commissions (which are not an expense of the Fund) of $403,452, out of which W&R paid sales commissions of $226,463 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

     Under a Service Plan adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay monthly a fee to W&R in an amount not to exceed .25% of the Fund's average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

     The Fund paid Directors' fees of $21,375, which are included in other expenses.

     W&R is an indirect subsidiary of Torchmark Corporation, a holding company, and United Investors Management Company, a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.
NOTE 3 -- Investment Security Transactions

     Purchases of investment securities, other than U.S. Government and short-term securities, aggregated $179,688,344 while proceeds from maturities and sales aggregated $224,207,528. Purchases of options aggregated $12,039,039 while proceeds from options aggregated $13,777,741. Purchases of short-term securities aggregated $449,167,718 while proceeds from maturities and sales aggregated $468,205,855. No U.S. Government securities were bought or sold during the period ended March 31, 1997.

     For Federal income tax purposes, cost of investments owned at March 31, 1997 was $907,121,191, resulting in net unrealized appreciation of $24,203,572, of which $27,801,820 related to appreciated securities and $3,598,248 related to depreciated securities.

NOTE 4 -- Federal Income Tax Matters

     For Federal income tax purposes, the Fund realized capital gain net income of $20,584,544 during its fiscal year ended September 30, 1996, which included losses of $6,444,652 deferred from the year ended September 30, 1995 (see discussion below). A portion of the realized capital gain was paid to shareholders during the period ended September 30, 1996. Remaining net capital gains have been distributed to the Fund's shareholders.

     Internal Revenue Code regulations permit the Fund to defer into its next fiscal year net capital losses incurred between each November 1 and the end of its next fiscal year ("post-October losses"). From November 1, 1994 through September 30, 1995, the Fund incurred net long-term capital losses of $6,444,652, which have been deferred to the fiscal year ended September 30, 1996.

NOTE 5 -- Futures

     The Fund may engage in buying and selling interest rate futures contracts, but only Debt Futures and Municipal Bond Index Futures. Upon entering into a futures contract, the Fund is required to deposit, in a segregated account, an amount of cash or U.S. Treasury Bills equal to a varying specified percentage of the contract amount. This amount is known as the initial margin. Subsequent payments ("variation margins") are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying debt security or index. These changes in the variation margins are recorded by the Fund as unrealized gains or losses. Upon the closing of the contracts, the cumulative net change in the variation margin is recorded as realized gain or loss. The Fund uses futures to attempt to reduce the overall risk of its investments.

NOTE 6 -- Options

     Options purchased by the Fund are accounted for in the same manner as marketable portfolio securities. The cost of portfolio securities acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from securities sold through the exercise of put options are decreased by the premium paid to purchase the put. The Fund uses options to attempt to reduce the overall risk of its investments.

NOTE 7 -- Multiclass Operations

     On January 21, 1996, the Fund was authorized to offer investors a choice of two classes of shares, Class A and Class Y, each of which has equal rights as to assets and voting privileges. Class A shares represent existing shareholders; Class Y shares are offered through a separate Prospectus to certain institutional investors. Class Y shares are not subject to a sales charge on purchases; they are not subject to a Rule 12b-1 Service Plan and have a separate transfer agency and dividend disbursement services fee structure. As of March 31, 1997, the Fund had not commenced multiclass operations.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
United Municipal Bond Fund, Inc.:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of United Municipal Bond Fund, Inc. (the ``Fund'') as of March 31, 1997, the related statements of operations and changes in net assets for the six-month period then ended, and the financial highlights for the six-month period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit. The financial statements and the financial highlights of the Fund for each of the periods presented in the five-year period ended September 30, 1996 were audited by other auditors whose report, dated November 8, 1996, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the United Municipal Bond Fund, Inc. as of March 31, 1997, the results of its operations, the changes in its net assets, and the financial highlights for the six-month period then ended in conformity with generally accepted accounting principles.




Deloitte & Touche LLP
Kansas City, Missouri
May 7, 1997

DIRECTORS
Ronald K. Richey, Birmingham, Alabama, Chairman of the Board
Henry L. Bellmon, Red Rock, Oklahoma
Dodds I. Buchanan, Boulder, Colorado
Linda Graves, Topeka, Kansas
John F. Hayes, Hutchinson, Kansas
Glendon E. Johnson, Miami, Florida
William T. Morgan, Coronado, California
William L. Rogers, Los Angeles, California
Frank J. Ross, Jr., Kansas City, Missouri
Eleanor B. Schwartz, Kansas City, Missouri
Keith A. Tucker, Overland Park, Kansas
Frederick Vogel, III Milwaukee, Wisconsin
Paul S. Wise, Carefree, Arizona


OFFICERS
Keith A. Tucker, President
Robert L. Hechler, Vice President
Henry J. Herrmann, Vice President
John M. Holliday, Vice President
Theodore W. Howard, Vice President and Treasurer
Sharon K. Pappas, Vice President and Secretary
Carl E. Sturgeon, Vice President

The United Group of Mutual Funds

United Cash Management, Inc.
United Government Securities Fund, Inc.
United Bond Fund
United Municipal Bond Fund, Inc.
United Municipal High Income Fund, Inc.
United High Income Fund, Inc.
United High Income Fund II, Inc.
United Continental Income Fund, Inc.
United Retirement Shares, Inc.
United Asset Strategy Fund, Inc.
United Income Fund
United Accumulative Fund
United Vanguard Fund, Inc.
United New Concepts Fund, Inc.
United Science and Technology Fund
United International Growth Fund, Inc.
United Gold & Government Fund, Inc.



















FOR MORE INFORMATION:
Contact your representative, or your
local office as listed on your
Account Statement, or contact:
  WADDELL & REED
  CUSTOMER SERVICE
  6300 Lamar Avenue
  P.O. Box 29217
  Shawnee Mission, KS  66201-9217
  (800) 366-5465

Our INTERNET address is:
  http://www.waddell.com

NUR1008SA(3-97)

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